-----------------------------------------------------------------------------
                                      RIMCO
-----------------------------------------------------------------------------
                                    MONUMENT
-----------------------------------------------------------------------------
                                      FUNDS
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------

                                                         COMBINED SEMI-ANNUAL
                                                       REPORT TO SHAREHOLDERS
                                                             OCTOBER 31, 1997


                                        RIMCO U.S. Treasury Money Market Fund
                                                RIMCO PRIME MONEY MARKET Fund
                                                              RIMCO Bond Fund
                                                             RIMCO Stock Fund
                                       RIMCO Small Capitalization Equity Fund


Riggs Investment Management Corp. (RIMCO)
-------------------------------------------
Investment Adviser

Federated Securities Corp.
-------------------------------------------     Mutual Funds are not FDIC
Distributor                                     insured and are not deposits
                                                or obligations of or
Cusip 766730501                                 guaranteed by Riggs Bank N.A.
Cusip 766730303                                 They involve investment risks,
Cusip 766730105                                 including the possible loss of
Cusip 766730402                                 the principal amount invested.
Cusip 766730600
Cusip 766730204
1111202A (12/97)                [LOGO]

PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

Dear Investor:

I am pleased to present the Semi-Annual Report for the RIMCO Monument Funds for the six-month period ending October 31, 1997. It begins with an investment commentary by each portfolio manager, followed by a complete list of holdings and the financial statements for each fund.

The following highlights summarize fund performance over the six-month period:

RIMCO MONUMENT U.S. TREASURY MONEY MARKET FUND

This is the most conservative RIMCO Monument fund, which is managed to help shareholders earn daily income on their ready cash. The fund's portfolio of U.S. Treasury money market securities paid a total of $0.02 per share in dividends over the reporting period. Net assets in the fund totaled $135 million at the end of the period.*

RIMCO MONUMENT PRIME MONEY MARKET FUND

This fund helps shareholders earn daily income on their ready cash through a portfolio of high-quality money market securities. The fund's Class A Shares paid dividends totaling $0.03 per share while Class B Shares paid dividends totaling $0.02 per share. The fund ended the period with net assets of $339 million.*

RIMCO MONUMENT BOND FUND

This fund's well-diversified bond portfolio paid dividends totaling $0.28 per share, while its net asset value rose from $9.41 to $9.76. The dividends and net asset value increase resulted in a total return of 6.82% (1.73% adjusted for the fund's sales charge).** Net assets in the fund stood at $32.0 million at the end of the period, and were invested across corporate bonds (32.4%), government agency securities (37.5%) and U.S. Treasury obligations (29.2%).

RIMCO MONUMENT STOCK FUND

During the period, the fund's diversified portfolio of high-quality stocks--which included many household names such as American Express, Intel, Merck, Mobil, Sears, Unilever, and Xerox--produced a strong total return of 16.36% (9.67% adjusted for the fund's sales charge).** This return was the result of a substantial increase in net asset value of $15.41 to $17.86, and $0.07 per share in dividend income. The fund's net assets reached $103 million at the end of the period.

 * Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so. An investment in this fund is neither insured nor guaranteed by the U.S. government.

** Performance quoted reflects past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

RIMCO MONUMENT SMALL CAPITALIZATION EQUITY FUND

As the most aggressive fund in the RIMCO Monument family, the fund invests in carefully selected stocks issued by small companies.+ It rewarded shareholders with an extremely high return of 49.22% (40.65% adjusted for the fund's sales charge).** A very high level of growth in the fund's net asset value--from $12.80 to $19.10--accounted for the total return. At the end of the period, fund assets reached $44 million.

Thank you for selecting one of the RIMCO Monument Funds--or a combination--to pursue your financial goals. We hope you are pleased with your progress.

Sincerely,

LOGO
Edward C. Gonzales
President
December 15, 1997

** Performance quoted reflects past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

 + Small cap stocks have historically experienced greater volatility than average.

INVESTMENT REVIEW
--------------------------------------------------------------------------------

RIMCO MONUMENT PRIME MONEY MARKET FUND ("PRIME FUND")

RIMCO MONUMENT U.S. TREASURY MONEY MARKET FUND ("TREASURY FUND")

In our April 30, 1997 investment review, our expectation going forward was for short-term rates to trade narrowly, for economic activity to moderate, and for the Federal Reserve (the "Fed") to leave the federal funds rate unchanged. While this is what did transpire, it was not without some surprises along the way.

Gross Domestic Product ("GDP") growth remained stubbornly in the 3% to 4% range over the past six months given our very low unemployment rate. Indeed, with the strong growth came high monthly payroll gains, a drop in the unemployment rate to 4.7%, and rising expectations of a Fed tightening. However, continued excellent inflation numbers gave the Fed the latitude to wait and see. Perhaps more importantly, sharply declining currencies in Asia (which tends to make foreign-produced goods cheaper) led the expectation of further disinflationary pressure from abroad and moderately lower GDP growth estimates in the U.S., both of which may have assured the Fed's inactivity.

The result from all of this, we believe, was exceptionally low short-term interest rate volatility for corporate money market instruments. From April 30 through October 30, the discount rate on 90 day top tier commercial paper fell within a tight 18 basis point range, between 5.48 and 5.66. Commercial paper maturing in 180 days was only slightly more volatile, ranging 27 basis points from 5.49 to 5.76. Duration on the Prime Fund was maintained between approximately 60 and 75 days, with duration added on the modest rate backups.

The investment environment was more unusual for the Treasury Fund. While commercial paper traded narrowly, three-month T-bills showed much greater volatility, with the yield ranging between 4.84% and 5.33%. Six-month T-bills showed similar volatility, with yields ranging between 5.14% and 5.63%. What was unusual about this was how low these rates became, in light of an official federal funds rate of 5.5%. With overnight Treasury-backed repo (the overnight cash vehicle used by both Prime and Treasury Funds) trading consistently around the 5.4% range, it made little sense to invest in three-month or six-month T-bills for much of the last six months. Consequently, cash positions (Treasury-backed repo) remained unusually high, and Treasury Fund duration remained in the area of 40 days.

Currently we believe the Fed is on hold, given a building consensus of moderating economic growth and well-behaved inflation going forward.

RIMCO MONUMENT BOND FUND ("BOND FUND")

Following the Bond Fund's year-end in April, the rise in rates seen in the first calendar quarter continued. In late May, thirty-year T-Bond yields peaked at 7.03%, as strong economic and employment growth continued to fuel inflation concerns. But as each passing month showed consistently good inflation news for both consumer and producer price indices, T-Bonds returned to the 6.5% area. This was consistent with our expectation for rates expressed in our last investment review. And while we feel that economic and employment activity remained uncomfortably high for the Fed, significant changes occurred overseas in September that altered, for now at least, our view of where we expect bonds to trade. Significant currency devaluations (purposeful or otherwise) throughout the Far East and Latin America (including sizable trading partners such as Korea, Japan, and Mexico), a sudden rise in concern over the liquidity of some of these markets, and sharp declines in their respective stock markets prompted
1) a classic flight to quality (i.e., U.S. Treasury securities), 2) a significant widening in credit spreads world-wide, 3) an immediate cut in U.S. and world GDP estimates, and 4) the renewed disinflationary pressure.

INVESTMENT REVIEW
--------------------------------------------------------------------------------

This change in landscape led us to step aside from any Fed-tightening bias we might have been considering. Duration has been generally kept either on benchmark or slightly long of benchmark since these developments appeared. As of October 30, T-Bond yields were trading within one basis point of their yearly lows of 6.13%. While from a valuation standpoint we are relatively neutral towards bonds at these levels, we would not be surprised if the momentum of world events took rates below 6%. Should the turmoil of world markets subside significantly from this point, however, we expect bond market participants to begin to focus once again on U.S. economic fundamentals. Given the current level of rates generally, it is clear that a fair amount of the disinflation scenario has already been priced into bonds.

RIMCO MONUMENT STOCK FUND ("STOCK FUND")

RIMCO MONUMENT SMALL CAPITALIZATION EQUITY FUND ("SMALL CAPITALIZATION EQUITY FUND")

The Stock Fund and the Small Capitalization Equity Fund continued to provide solid returns to our shareholders for the six-month period ended October 31, 1997. During this time, the Stock Fund generated a total return of 16.36% based on net asset value, while the Small Capitalization Equity Fund generated a total return of 49.22% based on net asset value.*

Our investment philosophy in managing both equity funds is to balance long-term valuation with the catalyst of short-term earnings acceleration. We employ our methodology, which we call Value/ Momentum, by focusing on four key factors: (1) relative value; (2) earnings growth relative to the stock's price-to-earnings multiple; (3) earnings estimate revisions; and (4) relative price strength. For stocks scoring highly in this process, we focus on the fundamental changes that management is implementing within these companies to generate earnings growth. We then choose to invest in those companies where we have the most confidence in management.

Over the past six months, we continued to maintain broad diversification among industries. In the Stock Fund, companies in the technology and finance sectors added significantly to performance, which was partially offset by weakness in the health care sector. Examples of core holdings in the Stock Fund that were propelled by superior earnings growth included: Computer Associates, up 42%; H.F. Ahmanson, up 55%; and TJX Companies, up 25%.

The Small Capitalization Equity Fund experienced strong stock performance across virtually all industry groups. In particular, stocks in the consumer cyclical and finance sectors rose, due in part to a benign interest rate environment and improved consumer confidence. Noteworthy are the contributions from Amresco, up 115%; Comair, up 74%; and Hyperion Software, up 135%.

While the environment for stocks has been very favorable, the markets have become extremely volatile. Global changes have made competition more intense and will magnify the importance of strong management. The broadening-out of the markets over the past six months has been a healthy trend, and we remain positive on the markets going forward. However, we temper our optimism with our belief that earnings growth trends will moderate from the torrid pace of the past few years.

Through all market environments, we believe that our disciplined focus on undervalued companies with solid earnings growth should continue to reward shareholders.

* Performance quoted reflects past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return for the Stock Fund based on offering price for the same time period was 9.67%. Total return for the Small Capitalization Equity Fund based on offering price for the same time period was 40.65%.

RIMCO MONUMENT U.S. TREASURY MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                VALUE
-----------      -----------------------------------------------------------------   ------------
U.S. TREASURY OBLIGATIONS--22.1%
----------------------------------------------------------------------------------
                 U.S. TREASURY BILL--7.3%
                 -----------------------------------------------------------------
$10,000,000      3/5/1998                                                            $  9,812,622
                 -----------------------------------------------------------------
                 U.S. TREASURY NOTE--14.8%
                 -----------------------------------------------------------------
 20,000,000      6.125%, 3/31/1998                                                     20,045,755
                 -----------------------------------------------------------------   ------------
                 TOTAL U.S. TREASURY OBLIGATIONS                                       29,858,377
                 -----------------------------------------------------------------   ------------
(A) REPURCHASE AGREEMENTS--78.3%
----------------------------------------------------------------------------------
 25,000,000      Dean Witter Reynolds, Inc., 5.620%, dated 10/31/1997, due
                 11/3/1997                                                             25,000,000
                 -----------------------------------------------------------------
 40,414,000      Donaldson, Lufkin and Jenrette Securities Corp., 5.670%, dated
                 10/31/1997, due 11/3/1997                                             40,414,000
                 -----------------------------------------------------------------
 40,414,000      Prudential Securities, Inc., 5.620%, dated 10/31/1997, due
                 11/3/1997                                                             40,414,000
                 -----------------------------------------------------------------   ------------
                 TOTAL REPURCHASE AGREEMENTS                                          105,828,000
                 -----------------------------------------------------------------   ------------
                 TOTAL INVESTMENTS (AT AMORTIZED COST)(B)                            $135,686,377
                 -----------------------------------------------------------------   ------------

(a) The repurchase agreements are fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(b) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($135,221,570) at
      October 31, 1997.

(See Notes which are an integral part of the Financial Statements)

RIMCO MONUMENT U.S. TREASURY MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
--------------------------------------------------------------------------------
Investments in repurchase agreements                                $105,828,000
-----------------------------------------------------------------
Investments in securities                                             29,858,377
-----------------------------------------------------------------   ------------
     Total investments in securities, at amortized cost and value                   $135,686,377
--------------------------------------------------------------------------------
Income receivable                                                                        124,269
--------------------------------------------------------------------------------
Receivable for shares sold                                                               200,331
--------------------------------------------------------------------------------    ------------
     Total assets                                                                    136,010,977
--------------------------------------------------------------------------------
LIABILITIES:
--------------------------------------------------------------------------------
Payable for shares redeemed                                              200,331
-----------------------------------------------------------------
Income distribution payable                                              583,999
-----------------------------------------------------------------
Payable to Bank                                                            5,077
-----------------------------------------------------------------   ------------
     Total liabilities                                                                   789,407
--------------------------------------------------------------------------------    ------------
NET ASSETS for 135,221,570 shares outstanding                                       $135,221,570
--------------------------------------------------------------------------------    ------------
NET ASSET VALUE, Offering Price and Redemption Proceeds Per
Share:
$135,221,570 / 135,221,570 shares outstanding                                              $1.00
--------------------------------------------------------------------------------    ------------

(See Notes which are an integral part of the Financial Statements)

RIMCO MONUMENT U.S. TREASURY MONEY MARKET FUND

STATEMENT OF OPERATIONS
SIX MONTHS ENDED OCTOBER 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
---------------------------------------------------------------------------------
Interest                                                                             $4,053,377
---------------------------------------------------------------------------------
EXPENSES:
---------------------------------------------------------------------------------
Investment advisory fee                                                  $367,956
----------------------------------------------------------------------
Administrative personnel and services fee                                  93,624
----------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                   16,818
----------------------------------------------------------------------
Directors'/Trustees' fees                                                     855
----------------------------------------------------------------------
Auditing fees                                                               7,467
----------------------------------------------------------------------
Legal fees                                                                  1,464
----------------------------------------------------------------------
Portfolio accounting fees                                                  21,268
----------------------------------------------------------------------
Share registration costs                                                    7,763
----------------------------------------------------------------------
Printing and postage                                                        3,296
----------------------------------------------------------------------
Insurance premiums                                                          1,765
----------------------------------------------------------------------
Miscellaneous                                                               1,402
----------------------------------------------------------------------   --------
     Total expenses                                                       523,678
----------------------------------------------------------------------
  Waiver of investment advisory fee                                       (88,309)
----------------------------------------------------------------------   --------
     Net expenses                                                                       435,369
---------------------------------------------------------------------------------    ----------
          Net investment income                                                      $3,618,008
---------------------------------------------------------------------------------    ----------

(See Notes which are an integral part of the Financial Statements)

RIMCO MONUMENT U.S. TREASURY MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                            SIX MONTHS ENDED
                                                              (UNAUDITED)          YEAR ENDED
                                                            OCTOBER 31, 1997     APRIL 30, 1997
                                                            ----------------     --------------
INCREASE (DECREASE) IN NET ASSETS:
---------------------------------------------------------
OPERATIONS--
---------------------------------------------------------
Net investment income                                        $    3,618,008      $   6,367,255
---------------------------------------------------------   ----------------     -------------
DISTRIBUTIONS TO SHAREHOLDERS--
---------------------------------------------------------
Distributions from net investment income                         (3,618,008)        (6,367,255)
---------------------------------------------------------   ----------------     -------------
SHARE TRANSACTIONS--
---------------------------------------------------------
Proceeds from sale of shares                                    122,499,890        449,279,619
---------------------------------------------------------
Net asset value of shares issued to shareholders in
payment of distributions declared                                   599,218            860,699
---------------------------------------------------------
Cost of shares redeemed                                        (128,888,819)      (416,232,679)
---------------------------------------------------------   ----------------     -------------
     Change in net assets resulting from share
       transactions                                              (5,789,711)        33,907,639
---------------------------------------------------------   ----------------     -------------
          Change in net assets                                   (5,789,711)        33,907,639
---------------------------------------------------------
NET ASSETS:
---------------------------------------------------------
Beginning of period                                             141,011,281        107,103,642
---------------------------------------------------------   ----------------     -------------
End of period                                                $  135,221,570      $ 141,011,281
---------------------------------------------------------   ----------------     -------------

(See Notes which are an integral part of the Financial Statements)

RIMCO MONUMENT U.S. TREASURY MONEY MARKET FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                 SIX MONTHS
                                    ENDED
                                 (UNAUDITED)
                                 OCTOBER 31,                    YEAR ENDED APRIL 30,
                                 -----------     --------------------------------------------------
                                    1997          1997       1996       1995       1994       1993
                                 -----------     ------     ------     ------     ------     ------
NET ASSET VALUE, BEGINNING OF
PERIOD                             $  1.00       $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
--------------------------------
INCOME FROM INVESTMENT
OPERATIONS
--------------------------------
  Net investment income               0.02         0.05       0.05       0.04       0.03       0.03
--------------------------------  --------       ------     ------     ------     ------     ------
LESS DISTRIBUTIONS
--------------------------------
  Distributions from net
  investment income                  (0.02)       (0.05)     (0.05)     (0.04)     (0.03)     (0.03)
--------------------------------  --------       ------     ------     ------     ------     ------
NET ASSET VALUE, END OF PERIOD     $  1.00       $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
--------------------------------  --------       ------     ------     ------     ------     ------
TOTAL RETURN (A)                      2.52%        4.83%      5.28%      4.39%      2.64%      2.92%
--------------------------------
RATIOS TO AVERAGE NET ASSETS
--------------------------------
  Expenses                            0.59%*       0.57%      0.60%      0.60%      0.56%      0.52%
--------------------------------
  Net investment income               4.92%*       4.74%      5.17%      4.33%      2.61%      2.86%
--------------------------------
  Expense waiver/ reimbursement
  (b)                                 0.12%*       0.13%      0.18%      0.20%      0.16%      0.29%
--------------------------------
SUPPLEMENTAL DATA
--------------------------------
  Net assets, end of period (000
  omitted)                        $135,222       $141,011   $107,104   $81,089    $106,948   $86,875
--------------------------------

 * Computed on an annualized basis.

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

RIMCO MONUMENT PRIME MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
ASSET-BACKED SECURITIES--5.0%
-----------------------------------------------------------------------------------
$ 7,000,000        Asset Backed Securities Investment Trust 1997-A, 5.675%,
                   2/15/1998                                                          $  7,000,701
                   ----------------------------------------------------------------
 10,000,000        Asset Backed Security Investment Trust, 5.625%, 11/13/1997           10,000,000
                   ----------------------------------------------------------------   ------------
                   TOTAL ASSET-BACKED SECURITIES                                        17,000,701
                   ----------------------------------------------------------------   ------------
CORPORATE BONDS--64.3%
-----------------------------------------------------------------------------------
                   BANKING--9.7%
                   ----------------------------------------------------------------
 10,000,000        American Express Centurion Bank, DE, 5.616%, 9/25/1998               10,000,000
                   ----------------------------------------------------------------
 10,000,000        NBD Bank, Indiana, 7.50%, 2/28/1998                                  10,056,382
                   ----------------------------------------------------------------
 13,000,000        U.S. Bank, NA, Minneapolis, 5.495%, 11/17/1997                       12,990,802
                   ----------------------------------------------------------------   ------------
                   Total                                                                33,047,184
                   ----------------------------------------------------------------   ------------
                   CONSUMER NON-DURABLES--0.3%
                   ----------------------------------------------------------------
    950,000        Philip Morris Cos., Inc., 6.375%, 1/15/1998                             950,806
                   ----------------------------------------------------------------   ------------
                   ELECTRONIC TECHNOLOGY--1.7%
                   ----------------------------------------------------------------
  5,850,000        International Business Machines Corp., 5.65%-6.375%, 11/1/1997-
                   1/22/1998                                                             5,844,074
                   ----------------------------------------------------------------   ------------
                   FINANCE--31.1%
                   ----------------------------------------------------------------
  6,900,000        American General Finance Corp., 5.65%-7.625%,
                   2/23/1998-3/30/1998                                                   6,902,595
                   ----------------------------------------------------------------
  2,630,000        Associates Corp. of North America, 6.125%-7.30%,
                   12/30/1997-3/15/1998                                                  2,637,423
                   ----------------------------------------------------------------
  3,000,000        Avco Financial Services, Inc., 5.50%, 5/1/1998                        2,995,379
                   ----------------------------------------------------------------
 15,000,000        Bear Stearns Cos., Inc., 5.626%, 9/3/1998                            15,000,000
                   ----------------------------------------------------------------
 16,000,000        CISCO, Inc., 5.577%-5.592%, 12/2/1997-12/10/1997                     15,916,824
                   ----------------------------------------------------------------
  7,725,000        CIT Group Holdings, Inc., 5.875%-6.125%, 9/1/1998-11/9/1998           7,722,423
                   ----------------------------------------------------------------
    850,000        Citicorp, 10.15%, 2/15/1998                                             860,000
                   ----------------------------------------------------------------
  2,000,000        Fleet Mortgage Group, Inc., 7.25%, 1/15/1998                          2,005,540
                   ----------------------------------------------------------------
  6,000,000        Ford Capital BV, 9.125%-9.375%, 1/1/1998-5/1/1998                     6,044,366
                   ----------------------------------------------------------------
  7,000,000        Household Finance Corp., 6.00%-7.50%, 3/10/1998-6/30/1998             7,012,521
                   ----------------------------------------------------------------

RIMCO MONUMENT PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
CORPORATE BONDS--CONTINUED
-----------------------------------------------------------------------------------
                   FINANCE--CONTINUED
                   ----------------------------------------------------------------
$14,200,000        Merrill Lynch & Co., Inc., 5.606%-9.00%, 5/1/1998-7/28/1998        $ 14,264,269
                   ----------------------------------------------------------------
  3,715,000        Morgan Stanley Group, Inc., 9.25%, 3/1/1998                           3,755,951
                   ----------------------------------------------------------------
  1,465,000        NationsBank Corp., 5.125%, 9/15/1998                                  1,455,959
                   ----------------------------------------------------------------
  2,000,000        Norwest Corp., 7.70%, 11/15/1997                                      2,001,455
                   ----------------------------------------------------------------
 16,000,000        PHH Corp., 5.605%-5.646%, 10/31/1997-11/17/1997                      15,999,788
                   ----------------------------------------------------------------
  1,000,000        Sears Overseas Financial, 0.00%, 7/12/1998                              960,517
                   ----------------------------------------------------------------   ------------
                   Total                                                               105,535,010
                   ----------------------------------------------------------------   ------------
                   FINANCE--AUTOMOTIVE--11.3%
                   ----------------------------------------------------------------
 15,500,000        Chrysler Financial Corp., 5.875%-8.33%, 11/10/1997-7/7/1998          15,526,231
                   ----------------------------------------------------------------
  8,000,000        Ford Motor Credit Corp., 6.25%-9.250%, 2/3/1998-6/15/1998             8,026,219
                   ----------------------------------------------------------------
 14,900,000        General Motors Acceptance Corp., 5.875%-7.625%,
                   1/26/1998-6/24/1998                                                  14,911,308
                   ----------------------------------------------------------------   ------------
                   Total                                                                38,463,758
                   ----------------------------------------------------------------   ------------
                   FINANCE--EQUIPMENT--3.6%
                   ----------------------------------------------------------------
  8,010,000        General Electric Capital Corp., 5.50%-8.625%,
                   3/12/1998-8/18/1998                                                   8,014,291
                   ----------------------------------------------------------------
  4,115,000        International Lease Finance Corp., 5.20%-8.35%,
                   3/1/1998-10/1/1998                                                    4,152,385
                   ----------------------------------------------------------------   ------------
                   Total                                                                12,166,676
                   ----------------------------------------------------------------   ------------
                   FINANCE--RETAIL--1.5%
                   ----------------------------------------------------------------
  5,000,000        Sears, Roebuck & Co., 7.40%, 3/2/1998                                 5,018,031
                   ----------------------------------------------------------------   ------------
                   FINANCE--INSURANCE--3.0%
                   ----------------------------------------------------------------
 10,000,000        Allstate Life Insurance Co., GIC, 5.786%, 11/1/1997                  10,000,000
                   ----------------------------------------------------------------   ------------
                   FOOD & BEVERAGE--1.8%
                   ----------------------------------------------------------------
  6,000,000        PepsiCo, Inc., 5.80%-6.125%, 1/15/1998-8/31/1998                      5,995,445
                   ----------------------------------------------------------------   ------------
                   INDUSTRIAL SERVICES--0.3%
                   ----------------------------------------------------------------
  1,000,000        WMX Technologies, Inc., 8.125%, 2/1/1998                              1,005,572
                   ----------------------------------------------------------------   ------------
                   TOTAL CORPORATE BONDS                                               218,026,556
                   ----------------------------------------------------------------   ------------

RIMCO MONUMENT PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
GOVERNMENT AGENCIES--23.3%
-----------------------------------------------------------------------------------
               (A) FEDERAL HOME LOAN BANK--5.9%
                   ----------------------------------------------------------------
$20,000,000        5.755%-5.875%, 2/26/1998-2/27/1998                                 $ 20,000,000
                   ----------------------------------------------------------------   ------------
               (A) FEDERAL NATIONAL MORTGAGE ASSOCIATION--0.3%
                   ----------------------------------------------------------------
  1,250,000        5.280%, 11/4/1997                                                     1,248,149
                   ----------------------------------------------------------------   ------------
               (A) STUDENT LOAN MARKETING ASSOCIATION--17.1%
                   ----------------------------------------------------------------
 57,875,000        5.28%-5.45%, 11/4/1997-11/10/1997                                    57,845,754
                   ----------------------------------------------------------------   ------------
                   TOTAL GOVERNMENT AGENCIES                                            79,093,903
                   ----------------------------------------------------------------   ------------
(B)REPURCHASE AGREEMENTS--6.6%
-----------------------------------------------------------------------------------
 11,261,000        Donaldson, Lufkin and Jenrette Securities Corp., 5.670%, dated
                   10/31/1997, due 11/3/1997                                            11,261,000
                   ----------------------------------------------------------------
 11,260,000        Prudential Securities, Inc., 5.620%, dated 10/31/1997, due
                   11/3/1997                                                            11,260,000
                   ----------------------------------------------------------------   ------------
                   TOTAL REPURCHASE AGREEMENTS                                          22,521,000
                   ----------------------------------------------------------------   ------------
                   TOTAL INVESTMENTS (AT AMORTIZED COST)(C)                           $336,642,160
                   ----------------------------------------------------------------   ------------

(a) Current rate and next reset date shown.

(b) The repurchase agreements are fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(c) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($338,962,879) at October 31, 1997.

The following acronym is used throughout this portfolio:

GIC -- Guaranteed Investment Contract

(See Notes which are an integral part of the Financial Statements)

RIMCO MONUMENT PRIME MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
----------------------------------------------------------------------------
Investments in repurchase agreements                            $ 22,521,000
------------------------------------------------------------
Investments in securities                                        314,121,160
------------------------------------------------------------    ------------
Total investments in securities, at amortized cost and value                       $336,642,160
----------------------------------------------------------------------------
Cash                                                                                    882,191
----------------------------------------------------------------------------
Income receivable                                                                     4,007,592
----------------------------------------------------------------------------       ------------
     Total assets                                                                   341,531,943
----------------------------------------------------------------------------
LIABILITIES:
----------------------------------------------------------------------------
Payable for investments purchased                                    994,687
------------------------------------------------------------
Income distribution payable                                        1,538,218
------------------------------------------------------------
Accrued expenses                                                      36,159
------------------------------------------------------------    ------------
     Total liabilities                                                                2,569,064
----------------------------------------------------------------------------       ------------
NET ASSETS for 339,255,471 shares outstanding                                      $338,962,879
----------------------------------------------------------------------------       ------------
NET ASSETS CONSIST OF:
----------------------------------------------------------------------------
Paid in capital                                                                    $339,258,876
----------------------------------------------------------------------------
Undistributed net investment income                                                     578,296
----------------------------------------------------------------------------
Accumulated net realized loss on investments                                           (874,293)
----------------------------------------------------------------------------       ------------
     Total Net Assets                                                              $338,962,879
----------------------------------------------------------------------------       ------------
NET ASSET VALUE, Offering Price and Redemption Proceeds Per Share:
----------------------------------------------------------------------------
Class A Shares:
----------------------------------------------------------------------------
$338,812,860 / 339,105,483 shares outstanding                                             $1.00
----------------------------------------------------------------------------       ------------
Class B Shares:
----------------------------------------------------------------------------
$150,019 / 149,988 shares outstanding                                                     $1.00
----------------------------------------------------------------------------       ------------

(See Notes which are an integral part of the Financial Statements)

RIMCO MONUMENT PRIME MONEY MARKET FUND

STATEMENT OF OPERATIONS
SIX MONTHS ENDED OCTOBER 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
-----------------------------------------------------------------------------------
Interest                                                                               $10,227,043
-----------------------------------------------------------------------------------
EXPENSES:
-----------------------------------------------------------------------------------
Investment advisory fee                                                  $  905,459
---------------------------------------------------------------------
Administrative personnel and services fee                                   230,385
---------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                     50,195
---------------------------------------------------------------------
Directors'/Trustees' fees                                                     1,069
---------------------------------------------------------------------
Auditing fees                                                                 7,519
---------------------------------------------------------------------
Legal fees                                                                      610
---------------------------------------------------------------------
Portfolio accounting fees                                                    52,495
---------------------------------------------------------------------
Distribution services fee--Class B Shares                                    29,855
---------------------------------------------------------------------
Share registration costs                                                     10,071
---------------------------------------------------------------------
Printing and postage                                                          3,721
---------------------------------------------------------------------
Insurance premiums                                                            4,033
---------------------------------------------------------------------
Miscellaneous                                                                 4,443
---------------------------------------------------------------------    ----------
     Total expenses                                                       1,299,855
---------------------------------------------------------------------
Waivers--
---------------------------------------------------------------------
  Waiver of investment advisory fee                         $(307,856)
---------------------------------------------------------
  Waiver of distribution services fee--Class B Shares            (908)
---------------------------------------------------------   ---------
     Total waivers                                                         (308,764)
---------------------------------------------------------------------    ----------
          Net expenses                                                                     991,091
-----------------------------------------------------------------------------------    -----------
               Net investment income                                                     9,235,952
-----------------------------------------------------------------------------------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
-----------------------------------------------------------------------------------
     Net realized loss on investments                                                       (3,685)
-----------------------------------------------------------------------------------    -----------
          Change in net assets resulting from operations                               $ 9,232,267
-----------------------------------------------------------------------------------    -----------

(See Notes which are an integral part of the Financial Statements)

RIMCO MONUMENT PRIME MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                           SIX MONTHS ENDED
                                                             (UNAUDITED)          YEAR ENDED
                                                           OCTOBER 31, 1997     APRIL 30, 1997
                                                           ----------------     ---------------
INCREASE (DECREASE) IN NET ASSETS:
-------------------------------------------------------
OPERATIONS--
-------------------------------------------------------
Net investment income                                       $    9,235,952      $    19,498,561
-------------------------------------------------------
Net realized gain (loss) on investments ($3,685 net
loss and $14,610 net loss, respectively, as computed
for federal tax purposes)                                           (3,685)               2,503
-------------------------------------------------------    ----------------     ---------------
     Change in net assets resulting from operations              9,232,267           19,501,064
-------------------------------------------------------    ----------------     ---------------
DISTRIBUTIONS TO SHAREHOLDERS--
-------------------------------------------------------
Distributions from net investment income
-------------------------------------------------------
Class A Shares                                                  (8,966,947)         (19,005,740)
-------------------------------------------------------
Class B Shares                                                    (269,005)            (495,896)
-------------------------------------------------------    ----------------     ---------------
     Change in net assets resulting from distributions
     to shareholders                                            (9,235,952)         (19,501,636)
-------------------------------------------------------    ----------------     ---------------
SHARE TRANSACTIONS--
-------------------------------------------------------
Proceeds from sale of shares                                   775,378,054        1,493,105,503
-------------------------------------------------------
Net asset value of shares issued to shareholders in
payment of distributions declared                                2,760,394            6,512,524
-------------------------------------------------------
Cost of shares redeemed                                       (837,471,571)      (1,469,070,241)
-------------------------------------------------------    ----------------     ---------------
     Change in net assets resulting from share
     transactions                                              (59,333,123)          30,547,786
-------------------------------------------------------    ----------------     ---------------
          Change in net assets                                 (59,336,808)          30,547,214
-------------------------------------------------------
NET ASSETS:
-------------------------------------------------------
Beginning of period                                            398,299,687          367,752,473
-------------------------------------------------------    ----------------     ---------------
End of period (including undistributed net investment
income of $578,296 and $578,296, respectively)              $  338,962,879      $   398,299,687
-------------------------------------------------------    ----------------     ---------------

(See Notes which are an integral part of the Financial Statements)

RIMCO MONUMENT PRIME MONEY MARKET FUND

FINANCIAL HIGHLIGHTS--CLASS A SHARES
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                     SIX MONTHS
                                        ENDED
                                     (UNAUDITED)
                                     OCTOBER 31,                     YEAR ENDED APRIL 30,
                                     -----------    -------------------------------------------------------
                                        1997         1997        1996         1995        1994        1993
                                     -----------    ------      ------       ------      ------      ------
NET ASSET VALUE, BEGINNING OF PERIOD   $  1.00      $ 1.00      $ 1.00       $ 1.00      $ 1.00      $ 1.00
------------------------------------
INCOME FROM INVESTMENT OPERATIONS
------------------------------------
  Net investment income                   0.03        0.05        0.05         0.047       0.03        0.04
------------------------------------
  Net realized loss on investments          --          --          --        (0.003)        --          --
------------------------------------  --------      ------      ------       ------      ------      ------
  Total from investment operations        0.03        0.05        0.05         0.044       0.03        0.04
------------------------------------
LESS DISTRIBUTIONS
------------------------------------
  Distributions from net investment
  income                                 (0.03)      (0.05)      (0.05)       (0.047)     (0.03)      (0.04)
------------------------------------
CAPITAL CONTRIBUTION                        --          --          --         0.003         --          --
------------------------------------  --------      ------      ------       ------      ------      ------
NET ASSET VALUE, END OF PERIOD         $  1.00      $ 1.00      $ 1.00       $ 1.00      $ 1.00      $ 1.00
------------------------------------  --------      ------      ------       ------      ------      ------
TOTAL RETURN (A)                          2.60%       5.09%       5.50%        4.84%(b)    3.08%       3.55%
------------------------------------
RATIOS TO AVERAGE NET ASSETS
------------------------------------
  Expenses                                0.53%*      0.51%       0.51%        0.44%       0.43%       0.41%
------------------------------------
  Net investment income                   5.12%*      5.00%       5.26%        4.72%       3.02%       3.46%
------------------------------------
  Expense waiver/reimbursement (c)        0.17%*      0.17%       0.19%        0.24%       0.28%       0.31%
------------------------------------
SUPPLEMENTAL DATA
------------------------------------
  Net assets, end of period (000
  omitted)                            $338,813      $372,037    $367,742     $284,059    $334,765    $277,267
------------------------------------

* Computed on an annualized basis.

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) Total return would have remained at 4.84% absent the capital contribution by Riggs National Corp.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

RIMCO MONUMENT PRIME MONEY MARKET FUND

FINANCIAL HIGHLIGHTS--CLASS B SHARES
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                              SIX MONTHS
                                                                 ENDED
                                                              (UNAUDITED)     YEAR ENDED APRIL
                                                              OCTOBER 31,           30,
                                                              -----------    ------------------
                                                                 1997         1997      1996(A)
                                                              -----------    -------    -------
NET ASSET VALUE, BEGINNING OF PERIOD                            $  1.00      $  1.00    $ 1.00
-----------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-----------------------------------------------------------
  Net investment income                                            0.02         0.05      0.02
-----------------------------------------------------------    --------       ------    -------
LESS DISTRIBUTIONS
-----------------------------------------------------------
  Distributions from net investment income                        (0.02)       (0.05)    (0.02)
-----------------------------------------------------------    --------       ------    -------
NET ASSET VALUE, END OF PERIOD                                  $  1.00      $  1.00    $ 1.00
-----------------------------------------------------------    --------       ------    -------
TOTAL RETURN (B)                                                   2.43%        4.57%     0.74%
-----------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-----------------------------------------------------------
  Expenses                                                         1.00%*       1.01%     1.07%*
-----------------------------------------------------------
  Net investment income                                            4.51%*       4.58%     4.58%*
-----------------------------------------------------------
  Expense waiver/reimbursement (c)                                 0.18%*       0.17%     0.19%*
-----------------------------------------------------------
SUPPLEMENTAL DATA
-----------------------------------------------------------
  Net assets, end of period (000 omitted)                       $   150      $26,263    $   10
-----------------------------------------------------------

* Computed on an annualized basis.

(a) Reflects operations for the period from December 12, 1995 (date of initial public investment) to April 30, 1996.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

RIMCO MONUMENT BOND FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                                                  VALUE
----------        ------------------------------------------------------------------   -----------
CORPORATE BONDS--32.4%
------------------------------------------------------------------------------------
                  FINANCE--29.1%
                  ------------------------------------------------------------------
$1,100,000        Americredit Automobile Receivables Trust 1997-C, Class A3, 6.30%,
                  7/5/2003                                                             $ 1,112,815
                  ------------------------------------------------------------------
 1,500,000        Barnett Auto Trust 1997-A, Class A2, 5.92%, 7/15/2000                  1,504,815
                  ------------------------------------------------------------------
 3,000,000        Chevron Capital USA, Inc., Deb., 9.75%, 7/15/2017                      3,159,660
                  ------------------------------------------------------------------
   815,000        Countrywide Funding Corp., Company Guarantee, 6.28%, 1/15/2003           813,826
                  ------------------------------------------------------------------
   900,000        Deutsche Bank Financial, Inc., Bank Guarantee, 6.70%, 12/13/2006         911,124
                  ------------------------------------------------------------------
 1,000,000        EQCC Home Equity Loan Trust 1997-3, Class A8, 6.41%, 12/15/2004        1,005,310
                  ------------------------------------------------------------------
   810,000        International Lease Finance Corp., Note, 5.46%, 3/10/2000                799,381
                  ------------------------------------------------------------------   -----------
                  Total                                                                  9,306,931
                  ------------------------------------------------------------------   -----------
                  INDUSTRIAL SERVICES--3.3%
                  ------------------------------------------------------------------
 1,000,000        Lucent Technologies, Inc., Note, 7.25%, 7/15/2006                      1,064,160
                  ------------------------------------------------------------------   -----------
                  TOTAL CORPORATE BONDS (IDENTIFIED COST $10,103,643)                   10,371,091
                  ------------------------------------------------------------------   -----------
GOVERNMENT AGENCIES--37.5%
------------------------------------------------------------------------------------
                  FEDERAL HOME LOAN MORTGAGE CORPORATION--4.3%
                  ------------------------------------------------------------------
   747,524        6.75%, 1/15/2018                                                         751,180
                  ------------------------------------------------------------------
   620,000        6.79%, 5/24/2001                                                         628,537
                  ------------------------------------------------------------------   -----------
                  Total                                                                  1,379,717
                  ------------------------------------------------------------------   -----------
                  FEDERAL NATIONAL MORTGAGE ASSOCIATION--11.7%
                  ------------------------------------------------------------------
 1,469,289        7.50%, 6/1/2012                                                        1,507,402
                  ------------------------------------------------------------------
 1,000,000        8.50%, 2/1/2005                                                        1,050,040
                  ------------------------------------------------------------------
   775,282        REMIC, 9.50%, 6/25/2018                                                  839,607
                  ------------------------------------------------------------------
   304,860        REMIC, 9.50%, 7/25/2019                                                  330,413
                  ------------------------------------------------------------------   -----------
                  Total                                                                  3,727,462
                  ------------------------------------------------------------------   -----------
                  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--21.5%
                  ------------------------------------------------------------------
 2,970,000        7.50%, 10/15/2027                                                      3,036,825
                  ------------------------------------------------------------------
 1,208,167        7.50%, 5/15/2026                                                       1,236,112
                  ------------------------------------------------------------------

RIMCO MONUMENT BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                                                  VALUE
----------        ------------------------------------------------------------------   -----------
GOVERNMENT AGENCIES--CONTINUED
------------------------------------------------------------------------------------
                  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--CONTINUED
                  ------------------------------------------------------------------
$2,500,000        8.00%, 10/15/2027                                                    $ 2,594,525
                  ------------------------------------------------------------------   -----------
                  Total                                                                  6,867,462
                  ------------------------------------------------------------------   -----------
                  TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $11,876,772)               11,974,641
                  ------------------------------------------------------------------   -----------
U.S. TREASURY OBLIGATIONS--29.2%
------------------------------------------------------------------------------------
                  U.S. TREASURY BONDS--19.4%
                  ------------------------------------------------------------------
 3,721,000        6.25%, 8/15/2023                                                       3,736,517
                  ------------------------------------------------------------------
 2,370,000        6.50%, 11/15/2026                                                      2,470,820
                  ------------------------------------------------------------------   -----------
                  Total                                                                  6,207,337
                  ------------------------------------------------------------------   -----------
                  U.S. TREASURY NOTES--9.8%
                  ------------------------------------------------------------------
 2,115,000        6.25%, 4/30/2001                                                       2,149,623
                  ------------------------------------------------------------------
   499,000        6.50%, 5/15/2005                                                         518,351
                  ------------------------------------------------------------------
   470,000        6.75%, 4/30/2000                                                         481,492
                  ------------------------------------------------------------------   -----------
                  Total                                                                  3,149,466
                  ------------------------------------------------------------------   -----------
                  TOTAL U.S. TREASURY OBLIGATIONS (IDENTIFIED COST $8,987,000)           9,356,803
                  ------------------------------------------------------------------   -----------
(A)REPURCHASE AGREEMENT--0.1%
------------------------------------------------------------------------------------
    32,000        Donaldson, Lufkin and Jenrette Securities Corp., 5.67%, dated
                  10/31/1997, due 11/3/1997 (AT AMORTIZED COST)                             32,000
                  ------------------------------------------------------------------   -----------
                  TOTAL INVESTMENTS (IDENTIFIED COST $30,999,415)(B)                   $31,734,535
                  ------------------------------------------------------------------   -----------

(a) The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(b) The cost of investments for federal tax purposes amounts to $30,999,415. The net unrealized appreciation of investments on a federal tax basis amounts to $735,120 which is comprised of $735,120 appreciation and $0 depreciation at October 31, 1997.

Note: The categories of investments are shown as a percentage of net assets
      ($31,968,103) at October 31, 1997.

The following acronym is used throughout this portfolio:

REMIC -- Real Estate Mortgage Investment Conduit

(See Notes which are an integral part of the Financial Statements)

RIMCO MONUMENT BOND FUND

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
--------------------------------------------------------------------------------
Total investments in securities, at value (identified and tax cost $30,999,415)     $31,734,535
--------------------------------------------------------------------------------
Income receivable                                                                       482,580
--------------------------------------------------------------------------------    -----------
     Total assets                                                                    32,217,115
--------------------------------------------------------------------------------
LIABILITIES:
--------------------------------------------------------------------------------
Income distribution payable                                             $162,805
---------------------------------------------------------------------
Payable to Bank                                                           81,199
---------------------------------------------------------------------
Accrued expenses                                                           5,008
---------------------------------------------------------------------   --------
     Total liabilities                                                                  249,012
--------------------------------------------------------------------------------    -----------
NET ASSETS for 3,275,008 shares outstanding                                         $31,968,103
--------------------------------------------------------------------------------    -----------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Paid in capital                                                                     $34,504,539
--------------------------------------------------------------------------------
Net unrealized appreciation of investments                                              735,120
--------------------------------------------------------------------------------
Accumulated net realized loss on investments                                         (3,286,111)
--------------------------------------------------------------------------------
Undistributed net investment income                                                      14,555
--------------------------------------------------------------------------------    -----------
     Total Net Assets                                                               $31,968,103
--------------------------------------------------------------------------------    -----------
NET ASSET VALUE and Redemption Proceeds Per Share:
Net Asset Value Per Share ($31,968,103 / 3,275,008 shares outstanding)                    $9.76
--------------------------------------------------------------------------------    -----------
Offering Price Per Share (100/95.25 of $9.76)*                                           $10.25
--------------------------------------------------------------------------------    -----------

* See "What Shares Cost" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)

RIMCO MONUMENT BOND FUND

STATEMENT OF OPERATIONS
SIX MONTHS ENDED OCTOBER 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
---------------------------------------------------------------------------------
Interest                                                                             $1,078,279
---------------------------------------------------------------------------------
EXPENSES:
---------------------------------------------------------------------------------
Investment advisory fee                                                  $121,904
----------------------------------------------------------------------
Administrative personnel and services fee                                  25,206
----------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                   18,630
----------------------------------------------------------------------
Directors'/Trustees' fees                                                     912
----------------------------------------------------------------------
Auditing fees                                                               7,438
----------------------------------------------------------------------
Legal fees                                                                  1,428
----------------------------------------------------------------------
Portfolio accounting fees                                                  22,982
----------------------------------------------------------------------
Share registration costs                                                    5,603
----------------------------------------------------------------------
Printing and postage                                                        2,898
----------------------------------------------------------------------
Insurance premiums                                                          2,066
----------------------------------------------------------------------
Miscellaneous                                                               2,460
----------------------------------------------------------------------   --------
     Total expenses                                                       211,527
----------------------------------------------------------------------
  Waiver of investment advisory fee                                       (65,015)
----------------------------------------------------------------------   --------
     Net expenses                                                                       146,512
---------------------------------------------------------------------------------    ----------
          Net investment income                                                         931,767
---------------------------------------------------------------------------------    ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
---------------------------------------------------------------------------------
Net realized gain on investments                                                        360,727
---------------------------------------------------------------------------------
Net change in unrealized appreciation of investments                                    875,681
---------------------------------------------------------------------------------    ----------
     Net realized and unrealized gain on investments                                  1,236,408
---------------------------------------------------------------------------------    ----------
          Change in net assets resulting from operations                             $2,168,175
---------------------------------------------------------------------------------    ----------

(See Notes which are an integral part of the Financial Statements)

RIMCO MONUMENT BOND FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                           SIX MONTHS ENDED
                                                             (UNAUDITED)          YEAR ENDED
                                                           OCTOBER 31, 1997     APRIL 30, 1997
                                                           ----------------     --------------
INCREASE (DECREASE) IN NET ASSETS:
--------------------------------------------------------
OPERATIONS--
--------------------------------------------------------
Net investment income                                        $    931,767        $  2,165,890
--------------------------------------------------------
Net realized gain (loss) on investments ($360,727 net
gain and $470,326 net loss, respectively, as computed
for federal tax purposes)                                         360,727            (526,090)
--------------------------------------------------------
Net change in unrealized appreciation                             875,681              72,263
--------------------------------------------------------   --------------       --------------
     Change in net assets resulting from operations             2,168,175           1,712,063
--------------------------------------------------------   --------------       --------------
DISTRIBUTIONS TO SHAREHOLDERS--
--------------------------------------------------------
Distributions from net investment income                         (958,457)         (2,124,645)
--------------------------------------------------------   --------------       --------------
SHARE TRANSACTIONS--
--------------------------------------------------------
Proceeds from sale of shares                                    6,165,400           6,128,321
--------------------------------------------------------
Net asset value of shares issued to shareholders in
payment of distributions declared                                 132,594             345,771
--------------------------------------------------------
Cost of shares redeemed                                        (7,368,760)        (25,150,919)
--------------------------------------------------------   --------------       --------------
     Change in net assets resulting from share
       transactions                                            (1,070,766)        (18,676,827)
--------------------------------------------------------   --------------       --------------
          Change in net assets                                    138,952         (19,089,409)
--------------------------------------------------------
NET ASSETS:
--------------------------------------------------------
Beginning of period                                            31,829,151          50,918,560
--------------------------------------------------------   --------------       --------------
End of period (including undistributed net investment
income of $14,555 and $41,245, respectively)                 $ 31,968,103        $ 31,829,151
--------------------------------------------------------   --------------       --------------

(See Notes which are an integral part of the Financial Statements)

RIMCO MONUMENT BOND FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                           SIX MONTHS
                                              ENDED
                                           (UNAUDITED)
                                           OCTOBER 31,                 YEAR ENDED APRIL 30,
                                           -----------    -----------------------------------------------
                                              1997         1997      1996      1995      1994     1993(A)
                                           -----------    ------    ------    ------    ------    -------
NET ASSET VALUE, BEGINNING OF PERIOD         $  9.41      $ 9.47    $ 9.35    $ 9.46    $10.40    $10.00
------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
------------------------------------------
  Net investment income                         0.27        0.60      0.59      0.56      0.53      0.60
------------------------------------------
  Net realized and unrealized gain (loss)
  on investments                                0.36       (0.07)     0.12     (0.11)    (0.38)     0.66
------------------------------------------  --------      ------    ------    ------    ------    -------
  Total from investment operations              0.63        0.53      0.71      0.45      0.15      1.26
------------------------------------------
LESS DISTRIBUTIONS
------------------------------------------
  Distributions from net investment income     (0.28)      (0.59)    (0.59)    (0.56)    (0.53)    (0.60)
------------------------------------------
  Distributions from net realized gain            --          --        --        --     (0.56)    (0.26)
------------------------------------------  --------      ------    ------    ------    ------    -------
  Total distributions                          (0.28)      (0.59)    (0.59)    (0.56)    (1.09)    (0.86)
------------------------------------------  --------      ------    ------    ------    ------    -------
NET ASSET VALUE, END OF PERIOD               $  9.76      $ 9.41    $ 9.47    $ 9.35    $ 9.46    $10.40
------------------------------------------  --------      ------    ------    ------    ------    -------
TOTAL RETURN (B)                                6.82%       5.79%     7.60%     5.01%     1.10%    12.93%
------------------------------------------
RATIOS TO AVERAGE NET ASSETS
------------------------------------------
  Expenses                                      0.90%*      0.87%     0.80%     0.80%     0.68%     0.50%*
------------------------------------------
  Net investment income                         5.73%*      6.36%     6.04%     6.06%     5.15%     5.95%*
------------------------------------------
  Expense waiver/reimbursement (c)              0.40%*      0.40%     0.40%     0.40%     0.48%     0.65%*
------------------------------------------
SUPPLEMENTAL DATA
------------------------------------------
  Net assets, end of period (000 omitted)      $31,968    $31,829   $50,919   $46,820   $47,552   $44,668
------------------------------------------
  Portfolio turnover                              96%        171%      128%      262%      344%      371%
------------------------------------------

* Computed on an annualized basis.

(a) Reflects operations for the period from May 11, 1992 (date of initial public investment) to April 30, 1993.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

RIMCO MONUMENT STOCK FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
----------        -----------------------------------------------------------------   ------------
COMMON STOCKS--96.6%
-----------------------------------------------------------------------------------
                  BASIC MATERIALS--3.6%
                  -----------------------------------------------------------------
    35,520        Nucor Corporation                                                   $  1,855,920
                  -----------------------------------------------------------------
    23,345        Potash Corporation of Saskatchewan, Inc.                               1,912,831
                  -----------------------------------------------------------------   ------------
                  Total                                                                  3,768,751
                  -----------------------------------------------------------------   ------------
                  CAPITAL GOODS--6.8%
                  -----------------------------------------------------------------
    24,460        Caterpillar, Inc.                                                      1,253,575
                  -----------------------------------------------------------------
    37,447        Ingersoll-Rand Co.                                                     1,458,093
                  -----------------------------------------------------------------
    26,535        TRW, Inc.                                                              1,519,129
                  -----------------------------------------------------------------
    15,175        Textron, Inc.                                                            877,305
                  -----------------------------------------------------------------
    26,880        United Technologies Corp.                                              1,881,600
                  -----------------------------------------------------------------   ------------
                  Total                                                                  6,989,702
                  -----------------------------------------------------------------   ------------
                  CONSUMER CYCLICAL--1.5%
                  -----------------------------------------------------------------
    37,680        Sears, Roebuck & Co.                                                   1,577,850
                  -----------------------------------------------------------------   ------------
                  CONSUMER SERVICES--6.3%
                  -----------------------------------------------------------------
    22,315    (a) HFS, Inc.                                                              1,573,207
                  -----------------------------------------------------------------
    36,225        Hilton Hotels Corp.                                                    1,116,183
                  -----------------------------------------------------------------
    21,965        Tribune Co.                                                            1,210,821
                  -----------------------------------------------------------------
    70,125    (a) USA Waste Services, Inc.                                               2,594,625
                  -----------------------------------------------------------------   ------------
                  Total                                                                  6,494,836
                  -----------------------------------------------------------------   ------------
                  CONSUMER STAPLES--16.8%
                  -----------------------------------------------------------------
   102,920        American Stores Co.                                                    2,643,757
                  -----------------------------------------------------------------
    48,430        ConAgra, Inc.                                                          1,458,954
                  -----------------------------------------------------------------
    51,125        Cracker Barrel Old Country Store                                       1,508,187
                  -----------------------------------------------------------------
   104,950    (a) Office Depot, Inc.                                                     2,164,594
                  -----------------------------------------------------------------
    75,020        Philip Morris Cos., Inc.                                               2,972,668
                  -----------------------------------------------------------------
    43,830    (a) Safeway, Inc.                                                          2,547,619
                  -----------------------------------------------------------------

RIMCO MONUMENT STOCK FUND
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
----------        -----------------------------------------------------------------   ------------
COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------
                  CONSUMER STAPLES--CONTINUED
                  -----------------------------------------------------------------
    81,955        TJX Cos., Inc.                                                      $  2,427,917
                  -----------------------------------------------------------------
    31,440        Unilever N.V., ADR                                                     1,678,110
                  -----------------------------------------------------------------   ------------
                  Total                                                                 17,401,806
                  -----------------------------------------------------------------   ------------
                  ENERGY--10.0%
                  -----------------------------------------------------------------
    13,720        British Petroleum Co. PLC, ADR                                         1,203,930
                  -----------------------------------------------------------------
    28,600        Coastal Corp.                                                          1,719,575
                  -----------------------------------------------------------------
    30,540        Columbia Gas System, Inc.                                              2,206,515
                  -----------------------------------------------------------------
    28,050        Mobil Corp.                                                            2,042,391
                  -----------------------------------------------------------------
    35,562        Texaco, Inc.                                                           2,024,811
                  -----------------------------------------------------------------
    32,435        USX Corp.                                                              1,159,551
                  -----------------------------------------------------------------   ------------
                  Total                                                                 10,356,773
                  -----------------------------------------------------------------   ------------
                  FINANCIAL--18.7%
                  -----------------------------------------------------------------
    28,535        Ahmanson (H.F.) & Co.                                                  1,683,565
                  -----------------------------------------------------------------
    26,515        American Express Co.                                                   2,068,170
                  -----------------------------------------------------------------
    31,440        BankAmerica Corp.                                                      2,247,960
                  -----------------------------------------------------------------
    18,980        BankBoston Corp.                                                       1,538,566
                  -----------------------------------------------------------------
    33,010        First Union Corp.                                                      1,619,553
                  -----------------------------------------------------------------
    24,570        Hartford Financial Services Group, Inc.                                1,990,170
                  -----------------------------------------------------------------
    54,010        Provident Cos., Inc.                                                   1,802,584
                  -----------------------------------------------------------------
    17,305        SLM Holding Corp.                                                      2,429,189
                  -----------------------------------------------------------------
    86,440        USF&G Corp.                                                            1,750,410
                  -----------------------------------------------------------------
    31,895        Washington Mutual, Inc.                                                2,182,814
                  -----------------------------------------------------------------   ------------
                  Total                                                                 19,312,981
                  -----------------------------------------------------------------   ------------
                  HEALTHCARE--6.9%
                  -----------------------------------------------------------------
    38,480        Columbia/HCA Healthcare Corp.                                          1,087,060
                  -----------------------------------------------------------------
    66,645    (a) Humana, Inc.                                                           1,399,545
                  -----------------------------------------------------------------
    22,925        Merck & Co., Inc.                                                      2,046,056
                  -----------------------------------------------------------------
    40,500    (a) Oxford Health Plans, Inc.                                              1,045,406
                  -----------------------------------------------------------------

RIMCO MONUMENT STOCK FUND
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
----------        -----------------------------------------------------------------   ------------
COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------
                  HEALTHCARE--CONTINUED
                  -----------------------------------------------------------------
    56,120    (a) Vencor, Inc.                                                        $  1,515,240
                  -----------------------------------------------------------------   ------------
                  Total                                                                  7,093,307
                  -----------------------------------------------------------------   ------------
                  TECHNOLOGY--13.0%
                  -----------------------------------------------------------------
    24,575    (a) Adaptec, Inc.                                                          1,190,351
                  -----------------------------------------------------------------
    13,880    (a) Cisco Systems, Inc.                                                    1,138,594
                  -----------------------------------------------------------------
    16,080        Computer Associates International, Inc.                                1,198,965
                  -----------------------------------------------------------------
    18,640    (a) EMC Corp. Mass                                                         1,043,840
                  -----------------------------------------------------------------
    26,445        Intel Corp.                                                            2,036,265
                  -----------------------------------------------------------------
    21,205        International Business Machines Corp.                                  2,079,415
                  -----------------------------------------------------------------
    31,030        Perkin-Elmer Corp.                                                     1,939,375
                  -----------------------------------------------------------------
    30,725    (a) Storage Technology Corp.                                               1,803,173
                  -----------------------------------------------------------------
    13,250        Xerox Corp.                                                            1,050,891
                  -----------------------------------------------------------------   ------------
                  Total                                                                 13,480,869
                  -----------------------------------------------------------------   ------------
                  TRANSPORTATION--3.5%
                  -----------------------------------------------------------------
    23,785        Tidewater, Inc.                                                        1,562,377
                  -----------------------------------------------------------------
    23,425    (a) UAL Corp.                                                              2,052,616
                  -----------------------------------------------------------------   ------------
                  Total                                                                  3,614,993
                  -----------------------------------------------------------------   ------------
                  UTILITIES-GAS & ELECTRIC--2.2%
                  -----------------------------------------------------------------
    41,180        Edison International                                                   1,055,237
                  -----------------------------------------------------------------
    22,925        FPL Group, Inc.                                                        1,184,936
                  -----------------------------------------------------------------   ------------
                  Total                                                                  2,240,173
                  -----------------------------------------------------------------   ------------
                  UTILITIES-TELEPHONE--7.3%
                  -----------------------------------------------------------------
    24,435        Ameritech Corp.                                                        1,588,275
                  -----------------------------------------------------------------
    42,965        GTE Corp.                                                              1,823,327
                  -----------------------------------------------------------------
    93,940    (a) LCI International, Inc.                                                2,430,698
                  -----------------------------------------------------------------
    27,465        SBC Communications, Inc.                                               1,747,461
                  -----------------------------------------------------------------   ------------
                  Total                                                                  7,589,761
                  -----------------------------------------------------------------   ------------
                  TOTAL COMMON STOCKS (IDENTIFIED COST $81,327,736)                     99,921,802
                  -----------------------------------------------------------------   ------------

RIMCO MONUMENT STOCK FUND
--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                                                 VALUE
----------        -----------------------------------------------------------------   ------------
(B)REPURCHASE AGREEMENT--3.6%
-----------------------------------------------------------------------------------
$3,745,000        Donaldson, Lufkin and Jenrette Securities Corp., 5.67%, dated
                  10/31/1997, due 11/3/1997 (AT AMORTIZED COST)                       $  3,745,000
                  -----------------------------------------------------------------   ------------
                  TOTAL INVESTMENTS (IDENTIFIED COST $85,072,736)(C)                  $103,666,802
                  -----------------------------------------------------------------   ------------

(a) Non-income producing security.

(b) The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(c) The cost of investments for federal tax purposes amounts to $85,072,736. The net unrealized appreciation of investments on a federal tax basis amounts to $18,594,066 which is comprised of $20,390,061 appreciation and $1,795,995 depreciation at October 31, 1997.

Note: The categories of investments are shown as a percentage of net assets
      ($103,499,790) at October 31, 1997.

The following acronyms are used throughout this portfolio:

ADR -- American Depository Receipt

PLC -- Public Limited Company

(See Notes which are an integral part of the Financial Statements)

RIMCO MONUMENT STOCK FUND

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
-------------------------------------------------------------------------------
Investments in securities, at value (identified cost and tax cost $85,072,736)     $103,666,802
-------------------------------------------------------------------------------
Income receivable                                                                        97,544
-------------------------------------------------------------------------------
Receivable for investments sold                                                         526,056
-------------------------------------------------------------------------------    ------------
     Total assets                                                                   104,290,402
-------------------------------------------------------------------------------
LIABILITIES:
-------------------------------------------------------------------------------
Payable for investments purchased                                      $766,523
--------------------------------------------------------------------
Payable to Bank                                                          15,726
--------------------------------------------------------------------
Accrued expenses                                                          8,363
--------------------------------------------------------------------   --------
     Total liabilities                                                                  790,612
-------------------------------------------------------------------------------    ------------
NET ASSETS for 5,795,289 shares outstanding                                        $103,499,790
-------------------------------------------------------------------------------    ------------
NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------
Paid in capital                                                                    $ 61,888,843
-------------------------------------------------------------------------------
Net unrealized appreciation of investments                                           18,594,066
-------------------------------------------------------------------------------
Accumulated net realized gain on investments                                         22,979,699
-------------------------------------------------------------------------------
Undistributed net investment income                                                      37,182
-------------------------------------------------------------------------------    ------------
     Total Net Assets                                                              $103,499,790
-------------------------------------------------------------------------------    ------------
NET ASSET VALUE AND REDEMPTION PROCEEDS PER SHARE:
-------------------------------------------------------------------------------
$103,499,790 / 5,795,289 shares outstanding                                              $17.86
-------------------------------------------------------------------------------    ------------
Offering Price Per Share (100/94.25 of $17.86)*                                          $18.95
-------------------------------------------------------------------------------    ------------

* See "What Shares Cost" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)

RIMCO MONUMENT STOCK FUND

STATEMENT OF OPERATIONS
SIX MONTHS ENDED OCTOBER 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
--------------------------------------------------------------------------------
Dividends                                                                           $   736,079
--------------------------------------------------------------------------------
Interest                                                                                 96,600
--------------------------------------------------------------------------------    -----------
     Total income                                                                       832,679
--------------------------------------------------------------------------------
EXPENSES:
--------------------------------------------------------------------------------
Investment advisory fee                                                 $395,982
---------------------------------------------------------------------
Administrative personnel and services fee                                 67,169
---------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                  27,324
---------------------------------------------------------------------
Directors'/Trustees' fees                                                  1,104
---------------------------------------------------------------------
Auditing fees                                                              7,544
---------------------------------------------------------------------
Legal fees                                                                 1,380
---------------------------------------------------------------------
Portfolio accounting fees                                                 23,368
---------------------------------------------------------------------
Share registration costs                                                   5,244
---------------------------------------------------------------------
Printing and postage                                                       2,944
---------------------------------------------------------------------
Insurance premiums                                                         1,656
---------------------------------------------------------------------
Miscellaneous                                                              2,024
---------------------------------------------------------------------   --------
     Total expenses                                                      535,739
---------------------------------------------------------------------
  Waiver of investment advisory fee                                      (63,357)
---------------------------------------------------------------------   --------
     Net expenses                                                                       472,382
--------------------------------------------------------------------------------    -----------
          Net investment income                                                         360,297
--------------------------------------------------------------------------------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
--------------------------------------------------------------------------------
Net realized gain on investments                                                     13,404,377
--------------------------------------------------------------------------------
Net change in unrealized appreciation of investments                                  1,174,345
--------------------------------------------------------------------------------    -----------
     Net realized and unrealized gain on investments                                 14,578,722
--------------------------------------------------------------------------------    -----------
          Change in net assets resulting from operations                            $14,939,019
--------------------------------------------------------------------------------    -----------

(See Notes which are an integral part of the Financial Statements)

RIMCO MONUMENT STOCK FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              SIX MONTHS
                                                                ENDED
                                                             (UNAUDITED)          YEAR ENDED
                                                           OCTOBER 31, 1997     APRIL 30, 1997
                                                           ----------------     --------------
INCREASE (DECREASE) IN NET ASSETS:
--------------------------------------------------------
OPERATIONS--
--------------------------------------------------------
Net investment income                                        $    360,297        $  1,050,292
--------------------------------------------------------
Net realized gain (loss) on investments ($13,404,377 and
$13,717,613, respectively, as computed for federal tax
purposes)                                                      13,404,377          13,715,852
--------------------------------------------------------
Net change in unrealized appreciation/depreciation              1,174,345          (2,163,305)
--------------------------------------------------------   ---------------      --------------
     Change in net assets resulting from operations            14,939,019          12,602,839
--------------------------------------------------------   ---------------      --------------
DISTRIBUTIONS TO SHAREHOLDERS--
--------------------------------------------------------
Distributions from net investment income                         (422,055)         (1,013,053)
--------------------------------------------------------
Distributions from net realized gains                                  --         (13,232,044)
--------------------------------------------------------   ---------------      --------------
     Change in net assets resulting from distributions
     to shareholders                                             (422,055)        (14,245,097)
--------------------------------------------------------   ---------------      --------------
SHARE TRANSACTIONS--
--------------------------------------------------------
Proceeds from sale of shares                                   11,256,141          23,284,614
--------------------------------------------------------
Net asset value of shares issued to shareholders in
payment of distributions declared                                 129,159           4,358,886
--------------------------------------------------------
Cost of shares redeemed                                       (11,544,221)        (21,656,846)
--------------------------------------------------------   ---------------      --------------
     Change in net assets resulting from share
     transactions                                                (158,921)          5,986,654
--------------------------------------------------------   ---------------      --------------
          Change in net assets                                 14,358,043           4,344,396
--------------------------------------------------------
NET ASSETS:
--------------------------------------------------------
Beginning of period                                            89,141,747          84,797,351
--------------------------------------------------------   ---------------      --------------
End of period (including undistributed net investment
income of $37,182 and $98,940, respectively)                 $103,499,790        $ 89,141,747
--------------------------------------------------------   ---------------      --------------

(See Notes which are an integral part of the Financial Statements)

RIMCO MONUMENT STOCK FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                            SIX MONTHS
                                               ENDED
                                            (UNAUDITED)
                                            OCTOBER 31,                 YEAR ENDED APRIL 30,
                                            -----------    -----------------------------------------------
                                               1997         1997      1996      1995      1994     1993(A)
                                            -----------    ------    ------    ------    ------    -------
NET ASSET VALUE, BEGINNING OF PERIOD          $ 15.41      $15.84    $12.69    $11.89    $10.46    $10.00
-------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-------------------------------------------
  Net investment income                          0.06        0.20      0.18      0.20      0.16      0.21
-------------------------------------------
  Net realized and unrealized gain on
  investments                                    2.46        2.28      4.00      1.39      1.44      0.46
-------------------------------------------  --------      ------    ------    ------    ------    -------
  Total from investment operations               2.52        2.48      4.18      1.59      1.60      0.67
-------------------------------------------  --------      ------    ------    ------    ------    -------
LESS DISTRIBUTIONS
-------------------------------------------
  Distributions from net investment income      (0.07)      (0.20)    (0.18)    (0.19)    (0.16)    (0.21)
-------------------------------------------
  Distributions from net realized gain             --       (2.71)    (0.85)    (0.60)    (0.01)       --
-------------------------------------------  --------      ------    ------    ------    ------    -------
  Total distributions                           (0.07)      (2.91)    (1.03)    (0.79)    (0.17)    (0.21)
-------------------------------------------  --------      ------    ------    ------    ------    -------
NET ASSET VALUE, END OF PERIOD                $ 17.86      $15.41    $15.84    $12.69    $11.89    $10.46
-------------------------------------------  --------      ------    ------    ------    ------    -------
TOTAL RETURN(B)                                 16.36%      16.34%    33.73%    14.16%    15.28%     6.35%
-------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-------------------------------------------
  Expenses                                       0.89%*      0.91%     0.96%     0.98%     1.00%     0.69% *
-------------------------------------------
  Net investment income                          0.68%*      1.26%     1.26%     1.66%     1.36%     2.18% *
-------------------------------------------
  Expense waiver/reimbursement (c)               0.12%*      0.12%     0.12%     0.14%     0.20%     0.47% *
-------------------------------------------
SUPPLEMENTAL DATA
-------------------------------------------
  Net assets, end of period (000 omitted)    $103,500      $89,142   $84,797   $66,019   $58,597   $37,539
-------------------------------------------
  Average commission rate paid (d)            $0.0624      $0.0619   $0.0687       --        --        --
-------------------------------------------
  Portfolio turnover                               47%         75%       81%       46%       89%       92%
-------------------------------------------

* Computed on an annualized basis.

(a) Reflects operations for the period from May 11, 1992 (date of initial public investment) to April 30, 1993.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged. This disclosure is required for fiscal years beginning on or after September 1, 1995.

(See Notes which are an integral part of the Financial Statements)

RIMCO MONUMENT SMALL CAPITALIZATION EQUITY FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                                                                  VALUE
----------        ------------------------------------------------------------------   -----------
COMMON STOCKS--95.2%
------------------------------------------------------------------------------------
                  BASIC MATERIALS--5.6%
                  ------------------------------------------------------------------
    20,390        Birmingham Steel Corp.                                               $   338,984
                  ------------------------------------------------------------------
    27,665        Calgon Carbon Corp.                                                      326,793
                  ------------------------------------------------------------------
    13,860        Elcor Corp.                                                              506,756
                  ------------------------------------------------------------------
    39,620    (a) JLM Industries, Inc.                                                     450,677
                  ------------------------------------------------------------------
     7,615        Medusa Corp.                                                             321,734
                  ------------------------------------------------------------------
    27,845    (a) Quaker Fabric Corp.                                                      530,795
                  ------------------------------------------------------------------   -----------
                  Total                                                                  2,475,739
                  ------------------------------------------------------------------   -----------
                  CAPITAL GOODS--9.4%
                  ------------------------------------------------------------------
    15,057    (a) Cable Design Technologies, Class A                                       590,987
                  ------------------------------------------------------------------
    21,105    (a) Detection Systems, Inc.                                                  390,442
                  ------------------------------------------------------------------
    41,820    (a) ITEQ, Inc.                                                               522,750
                  ------------------------------------------------------------------
    15,145        Kuhlman Corp.                                                            528,182
                  ------------------------------------------------------------------
    44,557    (a) Middleby Corp.                                                           451,140
                  ------------------------------------------------------------------
    33,380    (a) Trident International, Inc.                                              509,045
                  ------------------------------------------------------------------
    17,925    (a) Zebra Technologies Co., Class A                                          560,156
                  ------------------------------------------------------------------
    18,652        Zurn Industries, Inc.                                                    626,008
                  ------------------------------------------------------------------   -----------
                  Total                                                                  4,178,710
                  ------------------------------------------------------------------   -----------
                  CONSUMER CYCLICAL--14.8%
                  ------------------------------------------------------------------
    24,662        Comair Holdings, Inc.                                                    906,328
                  ------------------------------------------------------------------
    35,827        Flowers Industries, Inc.                                                 680,713
                  ------------------------------------------------------------------
    14,560    (a) General Nutrition Cos., Inc.                                             458,640
                  ------------------------------------------------------------------
    38,875    (a) Goody's Family Clothing, Inc.                                          1,018,039
                  ------------------------------------------------------------------
    24,335    (a) Just For Feet, Inc.                                                      360,462
                  ------------------------------------------------------------------
    15,785    (a) Nine West Group, Inc.                                                    557,408
                  ------------------------------------------------------------------
    29,288    (a) Pacific Sunwear of California                                            809,067
                  ------------------------------------------------------------------

RIMCO MONUMENT SMALL CAPITALIZATION EQUITY FUND
--------------------------------------------------------------------------------

  SHARES                                                                                  VALUE
----------        ------------------------------------------------------------------   -----------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------
                  CONSUMER CYCLICAL--CONTINUED
                  ------------------------------------------------------------------
    16,255    (a) Quality Food Centers, Inc.                                           $   774,144
                  ------------------------------------------------------------------
    10,870    (a) Suiza Foods Corp.                                                        547,576
                  ------------------------------------------------------------------
    54,755    (a) Sunglass Hut International, Inc.                                         438,040
                  ------------------------------------------------------------------   -----------
                  Total                                                                  6,550,417
                  ------------------------------------------------------------------   -----------
                  CONSUMER SERVICES--21.7%
                  ------------------------------------------------------------------
    38,680        Apple South, Inc.                                                        720,415
                  ------------------------------------------------------------------
    38,890    (a) Atlantic Coast Airlines, Inc.                                            821,551
                  ------------------------------------------------------------------
    16,920    (a) Budget Group, Inc., Class A                                              592,200
                  ------------------------------------------------------------------
    17,235        La Quinta Inns, Inc.                                                     308,076
                  ------------------------------------------------------------------
    36,825    (a) Mesaba Holdings, Inc.                                                    759,516
                  ------------------------------------------------------------------
     7,430    (a) National-Oilwell, Inc.                                                   568,859
                  ------------------------------------------------------------------
    29,910    (a) Performance Food Group Co.                                               553,335
                  ------------------------------------------------------------------
    16,200    (a) Ryanair Holdings PLC, ADR                                                405,000
                  ------------------------------------------------------------------
    24,790    (a) ScanSource, Inc.                                                         492,701
                  ------------------------------------------------------------------
    21,720    (a) Synthetic Industries, Inc.                                               608,160
                  ------------------------------------------------------------------
    46,693    (a) The A Consulting Team, Inc.                                              560,316
                  ------------------------------------------------------------------
    47,124    (a) Trailer Bridge, Inc.                                                     541,926
                  ------------------------------------------------------------------
    19,380    (a) U.S. Office Products Co.                                                 605,625
                  ------------------------------------------------------------------
    11,595    (a) United Stationers, Inc.                                                  469,598
                  ------------------------------------------------------------------
    50,095    (a) VDI Media                                                                576,093
                  ------------------------------------------------------------------
    17,415    (a) Valassis Communication, Inc.                                             513,743
                  ------------------------------------------------------------------
    22,745        York Group, Inc.                                                         528,821
                  ------------------------------------------------------------------   -----------
                  Total                                                                  9,625,935
                  ------------------------------------------------------------------   -----------
                  ENERGY--4.5%
                  ------------------------------------------------------------------
    27,326    (a) Eagle Geophysical, Inc.                                                  478,205
                  ------------------------------------------------------------------
    14,465    (a) SEACOR SMIT, Inc.                                                        942,033
                  ------------------------------------------------------------------
    22,787    (a) Swift Energy Co.                                                         591,025
                  ------------------------------------------------------------------   -----------
                  Total                                                                  2,011,263
                  ------------------------------------------------------------------   -----------

RIMCO MONUMENT SMALL CAPITALIZATION EQUITY FUND
--------------------------------------------------------------------------------

  SHARES                                                                                  VALUE
----------        ------------------------------------------------------------------   -----------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------
                  FINANCIAL--17.5%
                  ------------------------------------------------------------------
    11,615        Allstate Corp.                                                       $   701,982
                  ------------------------------------------------------------------
    21,595    (a) Amresco, Inc.                                                            677,543
                  ------------------------------------------------------------------
    24,485        Dime Bancorp, Inc.                                                       587,640
                  ------------------------------------------------------------------
    13,925    (a) FIRSTPLUS Financial Group, Inc.                                          765,875
                  ------------------------------------------------------------------
    16,440        Hubco, Inc.                                                              572,317
                  ------------------------------------------------------------------
    39,205    (a) IMC Mortgage Co.                                                         681,187
                  ------------------------------------------------------------------
    25,546    (a) Imperial Credit Commercial Mortgage Investment Corp.                     421,509
                  ------------------------------------------------------------------
    23,900    (a) Inspire Insurance Solutions, Inc.                                        442,150
                  ------------------------------------------------------------------
    16,750        John Alden Financial Corp.                                               459,578
                  ------------------------------------------------------------------
    12,435    (a) Silicon Valley Bancshares                                                679,262
                  ------------------------------------------------------------------
    13,605        Sirrom Capital Corp.                                                     685,352
                  ------------------------------------------------------------------
     6,635        Vesta Insurance Group, Inc.                                              385,659
                  ------------------------------------------------------------------
    17,642        Weingarten Realty Investors                                              702,372
                  ------------------------------------------------------------------   -----------
                  Total                                                                  7,762,426
                  ------------------------------------------------------------------   -----------
                  HEALTHCARE--7.7%
                  ------------------------------------------------------------------
    28,745    (a) Advance Paradigm, Inc.                                                   732,997
                  ------------------------------------------------------------------
    15,310        Life Technologies, Inc.                                                  470,783
                  ------------------------------------------------------------------
    17,150    (a) Lincare Holdings, Inc.                                                   919,669
                  ------------------------------------------------------------------
     8,955    (a) Steris Corp.                                                             355,961
                  ------------------------------------------------------------------
    17,595    (a) Trigon Healthcare, Inc.                                                  429,978
                  ------------------------------------------------------------------
    27,485    (a) United Payors & United Providers, Inc.                                   508,473
                  ------------------------------------------------------------------   -----------
                  Total                                                                  3,417,861
                  ------------------------------------------------------------------   -----------
                  TECHNOLOGY SERVICES--9.0%
                  ------------------------------------------------------------------
    24,195    (a) CHS Electronics, Inc.                                                    591,265
                  ------------------------------------------------------------------
    76,735    (a) Compucom System, Inc.                                                    724,187
                  ------------------------------------------------------------------
    20,285    (a) Hyperion Software Corp.                                                  773,366
                  ------------------------------------------------------------------
    19,485    (a) Inacom Corp.                                                             600,382
                  ------------------------------------------------------------------
    27,050    (a) Infinium Software, Inc.                                                  432,800
                  ------------------------------------------------------------------

RIMCO MONUMENT SMALL CAPITALIZATION EQUITY FUND
--------------------------------------------------------------------------------

  SHARES                                                                                  VALUE
----------        ------------------------------------------------------------------   -----------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------
                  TECHNOLOGY SERVICES--CONTINUED
                  ------------------------------------------------------------------
    15,395    (a) MicroTouch Systems, Inc.                                             $   371,403
                  ------------------------------------------------------------------
    26,720    (a) Read-Rite Corp.                                                          531,060
                  ------------------------------------------------------------------   -----------
                  Total                                                                  4,024,463
                  ------------------------------------------------------------------   -----------
                  TRANSPORTATION--1.4%
                  ------------------------------------------------------------------
    20,045    (a) Swift Transportation Co.                                                 641,440
                  ------------------------------------------------------------------   -----------
                  UTILITIES--0.9%
                  ------------------------------------------------------------------
    15,180        UGI Corp.                                                                407,963
                  ------------------------------------------------------------------   -----------
                  UTILITIES-TELEPHONE--2.7%
                  ------------------------------------------------------------------
    19,325    (a) ACC Corp.                                                                765,753
                  ------------------------------------------------------------------
    28,381    (a) Startec Global Communications Corp.                                      422,167
                  ------------------------------------------------------------------   -----------
                  Total                                                                  1,187,920
                  ------------------------------------------------------------------   -----------
                  TOTAL COMMON STOCKS (IDENTIFIED COST $33,703,251)                     42,284,137
                  ------------------------------------------------------------------   -----------
(B)REPURCHASE AGREEMENT--5.7%
------------------------------------------------------------------------------------
$2,531,000        Donaldson, Lufkin and Jenrette Securities Corp., 5.67%, dated
                  10/31/1997, due 11/3/1997 (AT AMORTIZED COST)                          2,531,000
                  ------------------------------------------------------------------   -----------
                  TOTAL INVESTMENTS (IDENTIFIED COST $36,234,251)(C)                   $44,815,137
                  ------------------------------------------------------------------   -----------

(a) Non-income producing security.

(b) The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(c) The cost of investments for federal tax purposes amounts to $36,234,251. The net unrealized appreciation of investments on a federal tax basis amounts to $8,580,886 which is comprised of $9,423,737 appreciation and $842,851 depreciation at October 31, 1997.

Note: The categories of investments are shown as a percentage of net assets
      ($44,401,794) at October 31, 1997.

The following acronyms are used throughout this portfolio:

ADR -- American Depository Receipt

PLC -- Public Limited Company

(See Notes which are an integral part of the Financial Statements)

RIMCO MONUMENT SMALL CAPITALIZATION EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
--------------------------------------------------------------------------------
Investments in securities, at value (identified and tax cost $36,234,251)           $44,815,137
--------------------------------------------------------------------------------
Income receivable                                                                        16,331
--------------------------------------------------------------------------------
Receivable for investments sold                                                          59,087
--------------------------------------------------------------------------------
Deferred expenses                                                                         2,072
--------------------------------------------------------------------------------    -----------
     Total assets                                                                    44,892,627
--------------------------------------------------------------------------------
LIABILITIES:
--------------------------------------------------------------------------------
Payable for investments purchased                                       $484,444
---------------------------------------------------------------------
Payable to Bank                                                            6,389
---------------------------------------------------------------------   --------
     Total liabilities                                                                  490,833
--------------------------------------------------------------------------------    -----------
Net Assets for 2,324,737 shares outstanding                                         $44,401,794
--------------------------------------------------------------------------------    -----------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Paid in capital                                                                     $28,258,106
--------------------------------------------------------------------------------
Net unrealized appreciation of investments                                            8,580,886
--------------------------------------------------------------------------------
Accumulated net realized gain on investments                                          7,630,941
--------------------------------------------------------------------------------
Net operating loss                                                                      (68,139)
--------------------------------------------------------------------------------    -----------
     Total Net Assets                                                               $44,401,794
--------------------------------------------------------------------------------    -----------
NET ASSET VALUE and Redemption Proceeds Per Share:
Net Asset Value Per Share ($44,401,794 / 2,324,737 shares outstanding)                   $19.10
--------------------------------------------------------------------------------    -----------
Offering Price Per Share (100/94.25 of $19.10)*                                          $20.27
--------------------------------------------------------------------------------    -----------

* See "What Shares Cost" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)

RIMCO MONUMENT SMALL CAPITALIZATION EQUITY FUND

STATEMENT OF OPERATIONS
SIX MONTHS ENDED OCTOBER 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
--------------------------------------------------------------------------------
Dividends                                                                           $    78,906
--------------------------------------------------------------------------------
Interest                                                                                 56,774
--------------------------------------------------------------------------------    -----------
     Total income                                                                       135,680
--------------------------------------------------------------------------------
EXPENSES:
--------------------------------------------------------------------------------
Investment advisory fee                                                 $153,008
---------------------------------------------------------------------
Administrative personnel and services fee                                 26,101
---------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                  15,932
---------------------------------------------------------------------
Directors'/Trustees' fees                                                    943
---------------------------------------------------------------------
Auditing fees                                                              7,634
---------------------------------------------------------------------
Legal fees                                                                   644
---------------------------------------------------------------------
Portfolio accounting fees                                                 25,094
---------------------------------------------------------------------
Share registration costs                                                   4,522
---------------------------------------------------------------------
Printing and postage                                                       3,036
---------------------------------------------------------------------
Insurance premiums                                                         1,327
---------------------------------------------------------------------
Miscellaneous                                                              2,275
---------------------------------------------------------------------   --------
     Total expenses                                                      240,516
---------------------------------------------------------------------
  Waiver of investment advisory fee                                      (36,697)
---------------------------------------------------------------------   --------
     Net expenses                                                                       203,819
--------------------------------------------------------------------------------    -----------
          Net operating loss                                                            (68,139)
--------------------------------------------------------------------------------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
--------------------------------------------------------------------------------
Net realized gain on investments                                                      4,834,147
--------------------------------------------------------------------------------
Net change in unrealized appreciation of investments                                  9,142,005
--------------------------------------------------------------------------------    -----------
     Net realized and unrealized gain on investments                                 13,976,152
--------------------------------------------------------------------------------    -----------
          Change in net assets resulting from operations                            $13,908,013
--------------------------------------------------------------------------------    -----------

(See Notes which are an integral part of the Financial Statements)

RIMCO MONUMENT SMALL CAPITALIZATION EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              SIX MONTHS
                                                                ENDED
                                                             (UNAUDITED)          YEAR ENDED
                                                           OCTOBER 31, 1997     APRIL 30, 1997
                                                           ----------------     --------------
INCREASE (DECREASE) IN NET ASSETS:
--------------------------------------------------------
OPERATIONS--
--------------------------------------------------------
Net operating loss                                           $    (68,139)       $    (17,249)
--------------------------------------------------------
Net realized gain on investments ($4,834,147 and
$3,506,193, respectively, as computed for federal tax
purposes)                                                       4,834,147           3,370,741
--------------------------------------------------------
Net change in unrealized appreciation/depreciation              9,142,005          (4,671,477)
--------------------------------------------------------   --------------       -------------
     Change in net assets resulting from operations            13,908,013          (1,317,985)
--------------------------------------------------------   --------------       -------------
DISTRIBUTIONS TO SHAREHOLDERS--
--------------------------------------------------------
Distributions from net realized gains                                  --          (1,336,383)
--------------------------------------------------------   --------------       -------------
SHARE TRANSACTIONS--
--------------------------------------------------------
Proceeds from sale of shares                                    6,365,116          14,668,375
--------------------------------------------------------
Net asset value of shares issued to shareholders in
payment of distributions declared                                      --              93,490
--------------------------------------------------------
Cost of shares redeemed                                        (3,648,462)         (3,619,751)
--------------------------------------------------------   --------------       -------------
     Change in net assets resulting from share
       transactions                                             2,716,654          11,142,114
--------------------------------------------------------   --------------       -------------
          Change in net assets                                 16,624,667           8,487,746
--------------------------------------------------------
NET ASSETS:
--------------------------------------------------------
Beginning of period                                            27,777,127          19,289,381
--------------------------------------------------------   --------------       -------------
End of period                                                $ 44,401,794        $ 27,777,127
--------------------------------------------------------   --------------       -------------

(See Notes which are an integral part of the Financial Statements)

RIMCO MONUMENT SMALL CAPITALIZATION EQUITY FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                           SIX MONTHS
                                                              ENDED
                                                           (UNAUDITED)
                                                           OCTOBER 31,         YEAR ENDED APRIL 30,
                                                           -----------     -----------------------------
                                                              1997          1997       1996      1995(A)
                                                           -----------     ------     ------     -------
NET ASSET VALUE, BEGINNING OF PERIOD                         $ 12.80       $14.10     $10.43     $10.00
--------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
--------------------------------------------------------
  Net investment income (operating loss)                       (0.03)       (0.01)     (0.02)      0.02
--------------------------------------------------------
  Net realized and unrealized gain (loss) on investments        6.33        (0.47)      4.05       0.41
--------------------------------------------------------    --------       ------     ------     -------
  Total from investment operations                              6.30        (0.48)      4.03       0.43
--------------------------------------------------------    --------       ------     ------     -------
LESS DISTRIBUTIONS
--------------------------------------------------------
  Distributions from net investment income                        --           --      (0.01)        --
--------------------------------------------------------
  Distributions from net realized gain on investments             --        (0.82)     (0.35)        --
--------------------------------------------------------    --------       ------     ------     -------
  Total distributions                                             --        (0.82)     (0.36)        --
--------------------------------------------------------    --------       ------     ------     -------
NET ASSET VALUE, END OF PERIOD                               $ 19.10       $12.80     $14.10     $10.43
--------------------------------------------------------    --------       ------     ------     -------
TOTAL RETURN (B)                                               49.22%       (3.76%)    39.43%      4.30%
--------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
--------------------------------------------------------
  Expenses                                                      1.07%*       1.00%      1.14%      1.66% *
--------------------------------------------------------
  Net investment income (operating loss)                       (0.36%)*     (0.07%)    (0.13%)     0.98% *
--------------------------------------------------------
  Expense waiver/reimbursement (c)                              0.19%*       0.46%      0.80%      1.54% *
--------------------------------------------------------
SUPPLEMENTAL DATA
--------------------------------------------------------
  Net assets, end of period (000 omitted)                      $44,402     $27,777    $19,289     $7,609
--------------------------------------------------------
  Average commission rate paid (d)                             $0.0635     $0.0691    $0.0650         --
--------------------------------------------------------
  Portfolio turnover                                              53%          93%        70%         8 %
--------------------------------------------------------

 * Computed on an annualized basis.

(a) Reflects operations for the period from February 27, 1995 (date of initial public investment) to April 30, 1995.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged. This disclosure is required for fiscal years beginning on or after September 1, 1995.

(See Notes which are an integral part of the Financial Statements)

\
RIMCO MONUMENT FUNDS
COMBINED NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------
(1) ORGANIZATION

RIMCO Monument Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of five diversified portfolios (individually referred to as the "Fund", or collectively as the "Funds") which are presented herein:

---------------------------------------------------------------------------------------------

               PORTFOLIO NAME                               INVESTMENT OBJECTIVE
---------------------------------------------------------------------------------------------
  RIMCO Monument U.S. Treasury Money Market     To provide current income consistent with
  Fund ("Treasury Fund")                        stability of principal and liquidity.
---------------------------------------------------------------------------------------------
  RIMCO Monument Prime Money Market Fund To provide current income consistent with ("Prime Fund") stability of principal and liquidity.
---------------------------------------------------------------------------------------------
  RIMCO Monument Bond Fund
  ("Bond Fund")                                 To achieve current income.
---------------------------------------------------------------------------------------------
  RIMCO Monument Stock Fund
  ("Stock Fund")                                To provide growth of capital and income.
---------------------------------------------------------------------------------------------
  RIMCO Monument Small Capitalization Equity
  Fund ("Small Capitalization Fund")            To provide long-term capital appreciation.
---------------------------------------------------------------------------------------------

Prime Fund offers two classes of shares: Class A Shares and Class B Shares. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--U.S. government securities, listed corporate bonds (other fixed income and asset-backed securities), and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities (and investments in closed-end investment companies) are valued at the last sale price reported on a national securities exchange. The money market Funds within the Trust, use the amortized cost method to value portfolio securities in accordance with Rule 2a-7 under the Act. For fluctuating net asset value Funds within the Trust, short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities purchased with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair market value.

RIMCO MONUMENT FUNDS
--------------------------------------------------------------------------------

     REPURCHASE AGREEMENTS--It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Funds' policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary.

     At April 30, 1997, the Prime Fund and the Bond Fund, for federal tax purposes, had capital loss carryforwards of $872,003 and $3,576,333, respectively, which will reduce each Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Prime Fund and the Bond Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward of the Prime Fund will expire in 2002 ($836,919), 2003 ($20,474), and 2005 ($14,610). The capital loss carryforward of the Bond Fund will expire in 2003 ($3,106,007) and 2005 ($470,326).

     Additionally, a net capital loss of $353 for the Prime Fund, and $62,014 for the Bond Fund, attributable to security transactions incurred after October 31, 1996, are treated as arising on May 1, 1997, the first day of the Funds' next taxable year.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RIMCO MONUMENT FUNDS
--------------------------------------------------------------------------------

     DEFERRED EXPENSES--The costs incurred by each Fund with respect to registration of their shares in their first fiscal year, excluding the initial expense of registering their shares, have been deferred and are being amortized over a period not to exceed five years from each Fund's commencement date.

     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

                                                                                                TREASURY FUND
                                                                                       -------------------------------
                                                                                        SIX MONTHS
                                                                                          ENDED           YEAR ENDED
                                                                                       OCTOBER 31,        APRIL 30,
                                                                                           1997              1997
-----------------------------------------------------------------------------------    ------------     --------------
Shares sold                                                                             122,499,890        449,279,619
----------------------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                          599,218            860,699
----------------------------------------------------------------------------------
Shares redeemed                                                                        (128,888,819)      (416,232,679)
----------------------------------------------------------------------------------      -----------       ------------
  Net change resulting from share transactions                                           (5,789,711)        33,907,639
----------------------------------------------------------------------------------      -----------       ------------

                                                                                                 PRIME FUND
                                                                                       -------------------------------
                                                                                        SIX MONTHS
                                                                                          ENDED           YEAR ENDED
                                                                                       OCTOBER 31,        APRIL 30,
                                  CLASS A SHARES                                           1997              1997
-----------------------------------------------------------------------------------    ------------     --------------
Shares sold                                                                             726,106,764      1,412,757,103
----------------------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                        2,758,418          6,512,315
----------------------------------------------------------------------------------
Shares redeemed                                                                        (762,085,415)    (1,414,974,408)
----------------------------------------------------------------------------------      -----------       ------------
  Net change resulting from Class A Shares transactions                                 (33,220,233)         4,295,010
----------------------------------------------------------------------------------      -----------       ------------

RIMCO MONUMENT FUNDS
--------------------------------------------------------------------------------

                                                                                              PRIME FUND
                                                                                    -------------------------------
                                                                                     SIX MONTHS
                                                                                       ENDED           YEAR ENDED
                                                                                    OCTOBER 31,        APRIL 30,
                                 CLASS B SHARES                                         1997              1997
--------------------------------------------------------------------------------    ------------     --------------
Shares sold                                                                          49,271,290         80,348,400
-------------------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                        1,976                209
-------------------------------------------------------------------------------
Shares redeemed                                                                     (75,386,156)       (54,095,833)
-------------------------------------------------------------------------------     -----------         ----------
  Net change resulting from Class B Shares transactions                             (26,112,890)        26,252,776
-------------------------------------------------------------------------------     -----------         ----------
    Net change resulting from share transactions                                    (59,333,123)        30,547,786
-------------------------------------------------------------------------------     -----------         ----------

                                                                                                           SMALL
                                                   BOND FUND                  STOCK FUND            CAPITALIZATION FUND
                                            ------------------------   ------------------------   -----------------------
                                                SIX                        SIX                        SIX
                                              MONTHS         YEAR        MONTHS         YEAR        MONTHS        YEAR
                                               ENDED        ENDED         ENDED        ENDED         ENDED        ENDED
                                            OCTOBER 31,   APRIL 30,    OCTOBER 31,   APRIL 30,    OCTOBER 31,   APRIL 30,
                                               1997          1997         1997          1997         1997         1997
------------------------------------------  -----------   ----------   -----------   ----------   -----------   ---------
Shares sold                                    646,153       648,055      648,777     1,490,755      364,626    1,058,741
-----------------------------------------
Shares issued to shareholders in payment
of
distributions declared                          13,865        36,491        7,203       290,990           --       6,849
-----------------------------------------
Shares redeemed                               (768,570)   (2,679,358)    (642,800)   (1,352,718)    (210,821)   (262,516)
-----------------------------------------   ----------      --------   ----------     ---------     --------    --------
  Net change resulting from share
  transactions                                (108,552)   (1,994,812)      13,180       429,027      153,805     803,074
-----------------------------------------   ----------      --------   ----------     ---------     --------    --------

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Riggs Investment Management Corp., the Trust's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee based on a percentage of each Fund's average daily net assets (see below). The Adviser may voluntarily choose to waive a portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

                                     ANNUAL
                                      FUND                                RATE
            ---------------------------------------------------------    ------
            Treasury Fund                                                0.50%
            ---------------------------------------------------------
            Prime Fund                                                   0.50%
            ---------------------------------------------------------
            Bond Fund                                                    0.75%
            ---------------------------------------------------------
            Stock Fund                                                   0.75%
            ---------------------------------------------------------
            Small Capitalization Fund                                    0.80%
            ---------------------------------------------------------

RIMCO MONUMENT FUNDS
--------------------------------------------------------------------------------

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Trust with certain administrative personnel and services. The FAS fee is based on the level of average aggregate net assets of the Trust for the period.

DISTRIBUTION SERVICES FEES--Prime Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, Prime Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of Class B Shares of the Prime Fund to finance activities intended to result in the sale of the Prime Fund's Class B Shares. The Plan provides that the Prime Fund may incur distribution expenses up to 0.50% of the average daily net assets of the Class B Shares, annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this waiver at any time at its sole discretion.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES--Federated Services Company ("FServ"), through its subsidiary, Federated Shareholder Services Company ("FSSC"), serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Funds' accounting records for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

CUSTODIAN FEES--Riggs Bank N.A. is the Funds' custodian. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES--Organizational expenses were borne initially by FAS. The Funds have agreed to reimburse FAS for the organizational expenses during the five year period following each Fund's effective date. For the six months ended October 31, 1997, the following amount was paid pursuant to this agreement:

                                                                              ORGANIZATIONAL
                                                                                 EXPENSES
                                                                               PAID FOR THE
                                                            ORGANIZATIONAL   SIX MONTHS ENDED
                 FUND                     EFFECTIVE DATE       EXPENSES      OCTOBER 31, 1997
---------------------------------------  ----------------   --------------   ----------------
Small Capitalization Fund                February 6, 1995      $ 22,693           $6,303
---------------------------------------

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

RIMCO MONUMENT FUNDS
--------------------------------------------------------------------------------

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term obligations, for the six months ended October 31, 1997, were as follows:

                              FUND                                   PURCHASES         SALES
-----------------------------------------------------------------   -----------     -----------
Bond Fund                                                           $29,637,820     $28,355,733
-----------------------------------------------------------------   -----------     -----------
Stock Fund                                                          $47,267,923     $45,973,435
-----------------------------------------------------------------   -----------     -----------
Small Capitalization Fund                                           $22,128,982     $18,771,215
-----------------------------------------------------------------   -----------     -----------

TRUSTEES                                         OFFICERS
---------------------------------------------------------------------------------------------
John F. Donahue                                  John F. Donahue
Thomas G. Bigley                                 Chairman
John T. Conroy, Jr.                              Edward C. Gonzales
William J. Copeland                              President and Treasurer
James E. Dowd                                    J. Christopher Donahue
Lawrence D. Ellis, M.D.                          Executive Vice President
Edward L. Flaherty, Jr.                          John W. McGonigle
Edward C. Gonzales                               Executive Vice President and Secretary
Peter E. Madden                                  Jeffrey W. Sterling
Gregor F. Meyer                                  Vice President and Assistant Treasurer
John E. Murray, Jr.                              Richard B. Fisher
Wesley W. Posvar                                 Vice President
Marjorie P. Smuts                                Jay S. Neuman
                                                 Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds' prospectus which contains facts concerning the Funds' objectives and policies, management fees, expenses and other information.